UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4257

DWS Variable Series I

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period:3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Bond VIP

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 17.8%
Consumer Discretionary 3.0%
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	590,000	640,822
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	235,000	258,152
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	168,000	192,421
Grupo Televisa SA, 6.0%, 5/15/2018	500,000	453,020
TCI Communications, Inc., 8.75%, 8/1/2015	511,000	551,296
Time Warner Cable, Inc.:
6.75%, 7/1/2018	445,000	417,723
7.3%, 7/1/2038	40,000	36,143
Time Warner, Inc.:
7.625%, 4/15/2031	350,000	312,734
7.7%, 5/1/2032	305,000	274,267
Viacom, Inc.:
5.75%, 4/30/2011	458,000	446,165
6.25%, 4/30/2016	775,000	680,405

		4,263,148
Consumer Staples 2.8%
Altria Group, Inc., 9.25%, 8/6/2019	225,000	240,569
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	750,000	747,826
CVS Caremark Corp.:
6.25%, 6/1/2027	332,000	305,947
6.302%, 6/1/2037	1,050,000	630,000
Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/2013	750,000	741,727
Kroger Co., 6.8%, 4/1/2011	505,000	533,533
Reynolds American, Inc., 7.75%, 6/1/2018	785,000	691,566

		3,891,168
Energy 1.6%
Enterprise Products Operating LLP, Series B, 5.6%, 10/15/2014	680,000	628,775
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	510,000	436,409
ONEOK Partners LP, 8.625%, 3/1/2019	560,000	565,075
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	185,000	148,810
6.5%, 8/15/2018	420,000	418,910

		2,197,979
Financials 6.2%
Bank of America Corp., 5.75%, 12/1/2017	825,000	692,823
Citigroup, Inc., 6.125%, 5/15/2018	700,000	604,196
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011	99,000	96,997
General Electric Capital Corp., 5.625%, 5/1/2018 (b)	1,014,000	881,694
JPMorgan Chase & Co.:
5.125%, 9/15/2014	435,000	384,837
5.375%, 1/15/2014	300,000	294,614
Morgan Stanley, Series F, 6.625%, 4/1/2018	650,000	619,780
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	630,000	729,356
NLV Financial Corp., 144A, 6.5%, 3/15/2035	734,000	471,320

PNC Bank NA, 6.875%, 4/1/2018		700,000	682,419
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014 (b)		150,000	112,315
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	2,272,476	49,596
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013		425,000	420,307
The Goldman Sachs Group, Inc., 7.5%, 2/15/2019		1,000,000	997,813
US Bancorp., LIBOR minus 1.46%, 0.00%, 12/11/2035		255,000	225,675
Verizon Wireless Capital LLC:
144A, 7.375%, 11/15/2013		295,000	316,290
144A, 8.5%, 11/15/2018		370,000	422,659
Wachovia Corp., Series G, 5.5%, 5/1/2013		700,000	645,437

			8,648,128
Health Care 0.5%
Medco Health Solutions, Inc., 7.125%, 3/15/2018		715,000	709,612
Information Technology 0.5%
Tyco Electronics Group SA, 6.0%, 10/1/2012		695,000	591,415
Xerox Corp., 7.2%, 4/1/2016 (b)		175,000	134,750

			726,165
Materials 0.0%
Pliant Corp., 11.85%, 6/15/2009 *		7	3
Telecommunication Services 2.2%
AT&T, Inc.:
6.55%, 2/15/2039		1,000,000	906,982
6.7%, 11/15/2013		790,000	843,763
Telecom Italia Capital SA:
6.2%, 7/18/2011		175,000	171,851
7.721%, 6/4/2038		310,000	257,841
Verizon Communications, Inc.:
5.25%, 4/15/2013		105,000	107,182
6.35%, 4/1/2019		850,000	839,749

			3,127,368
Utilities 1.0%
Alabama Power Co., 6.0%, 3/1/2039		280,000	275,396
CenterPoint Energy Resources Corp., 7.75%, 2/15/2011 (b)		500,000	508,064
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		339,527	165,383
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	72,389
Progress Energy, Inc., 7.05%, 3/15/2019 (b)		400,000	407,530

			1,428,762

Total Corporate Bonds (Cost $26,108,691)			24,992,333
Asset-Backed 0.5%
Automobile Receivables 0.3%
Household Automotive Trust, "A4", Series 2006-1, 5.52%, 3/18/2013		500,000	484,968
Home Equity Loans 0.2%
First Franklin Mortgage Loan Asset-Backed Certificates, "A2A", Series 2007-FFC, 0.672% **, 6/25/2027		646,382	207,360

Total Asset-Backed (Cost $1,146,753)			692,328
Mortgage-Backed Securities Pass-Throughs 36.3%
Federal Home Loan Mortgage Corp.:
5.294% **, 6/1/2035		775,758	794,383
5.5%, with various maturities from 10/1/2023 until 8/1/2024		673,475	701,729
5.518% **, 2/1/2038		897,949	923,340

6.0%, 2/1/2036	2,894,232	3,037,700
6.5%, with various maturities from 3/1/2026 until 12/1/2036	2,891,514	3,063,280
7.0%, 1/1/2038	366,294	389,402
Federal National Mortgage Association:
4.5%, 6/1/2034	929,308	951,888
5.0%, with various maturities from 2/1/2021 until 2/1/2038 (c)	5,706,682	5,910,735
5.148% **, 9/1/2038	853,446	879,459
5.456% **, 1/1/2038	1,029,313	1,066,828
5.5%, with various maturities from 1/1/2025 until 7/1/2037	13,728,688	14,289,224
6.0%, with various maturities from 4/1/2024 until 3/1/2025	1,232,235	1,296,398
6.5%, with various maturities from 3/1/2017 until 9/1/2038	9,269,445	9,844,350
8.0%, 9/1/2015	26,271	28,202
Government National Mortgage Association, 5.0%, 8/1/2036 (c)	7,500,000	7,773,046

Total Mortgage-Backed Securities Pass-Throughs (Cost $49,371,347)		50,949,964
Commercial Mortgage-Backed Securities 4.6%
Bear Stearns Commercial Mortgage Securities, "AAB", Series 2007-PW16, 5.909% **, 6/11/2040	1,200,000	968,859
GS Mortgage Securities Corp. II:
"AAB", Series 2007-GG10, 5.993% **, 8/10/2045	1,620,000	1,222,076
"J", Series 2007-GG10, 144A, 5.993% **, 8/10/2045	1,096,000	48,690
"K", Series 2007-GG10, 144A, 5.993% **, 8/10/2045	767,000	33,907
JPMorgan Chase Commercial Mortgage Securities Corp.:
"F", Series 2007-LD11, 5.819% **, 6/15/2049	650,000	32,758
"G", Series 2007-LD11, 144A, 5.819% **, 6/15/2049	760,000	37,107
"H", Series 2007-LD11, 144A, 5.819% **, 6/15/2049	460,000	22,072
"E", Series 2007-LD11, 5.819% **, 6/15/2049	590,000	36,414
"ASB", Series 2007-LD12, 5.833% **, 2/15/2051	1,175,000	936,898
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.022% **, 6/12/2050	590,000	463,302
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048	1,000,000	776,904
Morgan Stanley Capital I, "AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,105,000	860,795
Wachovia Bank Commercial Mortgage Trust:
"APB", Series 2007-C30, 5.294%, 12/15/2043	610,000	472,197
"H", Series 2007-C32, 144A, 5.741% **, 6/15/2049	770,000	29,245
"ABP", Series 2007-C32, 5.741% **, 6/15/2049	720,000	567,942

Total Commercial Mortgage-Backed Securities (Cost $12,409,344)		6,509,166
Collateralized Mortgage Obligations 12.1%
Bear Stearns Adjustable Rate Mortgage Trust, "3A1", Series 2007-5, 5.977% **, 8/25/2047	1,513,415	809,313
Chase Mortgage Finance Corp., "3A1", Series 2007-A3, 5.978% **, 12/25/2037	822,491	480,257
Citigroup Mortgage Loan Trust, Inc., "2A1A", Series 2007-AR8, 5.913% **, 7/25/2037	632,992	330,669
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036	808,132	520,740
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035	200,030	157,620
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	265,396	272,992
Federal Home Loan Mortgage Corp.:
"WJ", Series 2557, 5.0%, 7/15/2014	152,050	153,083
"TA", Series 2750, 5.0%, 2/15/2032	1,010,000	1,059,855
"PD", Series 2774, 5.0%, 8/15/2032	1,010,000	1,061,598
"EG", Series 2836, 5.0%, 12/15/2032	1,580,000	1,660,893
"ME", Series 2775, 5.0%, 12/15/2032	460,000	482,913
"PD", Series 2893, 5.0%, 2/15/2033	800,000	840,834
"PE", Series 2898, 5.0%, 5/15/2033	335,000	351,994
"PD", Series 2939, 5.0%, 7/15/2033	535,000	563,241
"KG", Series 2987, 5.0%, 12/15/2034	1,470,000	1,540,234

Federal National Mortgage Association:
"EG", Series 2005-22, 5.0%, 11/25/2033		750,000	786,797
"WD", Series 2005-86, 5.0%, 3/25/2034		1,525,000	1,602,995
"PG", Series 2002-3, 5.5%, 2/25/2017		396,978	418,935
"TC", Series 2007-77, 5.5%, 9/25/2034		370,000	388,094
"ZQ", Series G92-9, 7.0%, 12/25/2021		8,561	8,578
GSR Mortgage Loan Trust, "1A1", Series 2007-AR2, 5.77% **, 5/25/2047		1,094,071	542,824
Indymac Inda Mortgage Loan Trust, "1A2", Series 2007-AR1, 5.69% **, 3/25/2037		981,169	574,748
MASTR Alternative Loans Trust:
"5A1", Series 2005-2, 6.5%, 12/25/2034		97,827	59,002
"8A1", Series 2004-3, 7.0%, 4/25/2034		18,328	14,915
Structured Adjustable Rate Mortgage Loan Trust:
"1A4", Series 2005-22, 5.25%, 12/25/2035		1,160,000	297,485
"6A3", Series 2005-21, 5.4%, 11/25/2035		740,000	282,432
"7A4", Series 2006-1, 5.62%, 2/25/2036		930,000	393,509
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018		3,343	3,198
SunTrust Adjustable Rate Mortgage Loan Trust, "3A1", Series 2007-4, 5.99% **, 10/25/2037		1,482,419	834,342
Wells Fargo Mortgage Backed Securities Trust, "A4", Series 2005-AR14, 5.387% **, 8/25/2035		945,000	472,943

Total Collateralized Mortgage Obligations (Cost $21,831,590)			16,967,033
Government & Agency Obligations 19.0%
Sovereign Bonds 0.9%
Government of Indonesia, REG S, 8.5%, 10/12/2035		100,000	84,000
Government of Ukraine, REG S, 6.75%, 11/14/2017		390,000	167,700
Republic of Argentina, GDP Linked Note, 12/15/2035		410,000	8,441
Republic of Egypt, 9.1%, 9/20/2012	EGP	230,000	39,543
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	31,200
Republic of Panama:
6.7%, 1/26/2036		170,000	149,175
7.125%, 1/29/2026		220,000	207,900
7.25%, 3/15/2015		80,000	81,600
Republic of Philippines:
7.75%, 1/14/2031		100,000	102,125
9.5%, 2/2/2030		60,000	70,950
Republic of Serbia, REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024		90,000	61,236
State of Qatar, REG S, 9.75%, 6/15/2030		140,000	177,800

			1,181,670
US Government Sponsored Agencies 7.0%
Citigroup, Inc., FDIC Guaranteed, 2.125%, 4/30/2012		5,500,000	5,518,524
Federal National Mortgage Association, 6.625%, 11/15/2030 (b)		950,000	1,246,650
John Deere Capital Corp., Series D, FDIC Guaranteed, 2.875%, 6/19/2012 (b)		3,000,000	3,076,755

			9,841,929
US Treasury Obligations 11.1%
US Treasury Bill, 0.24% ***, 7/9/2009 (d)		370,000	369,789
US Treasury Bonds:
3.5%, 2/15/2039		1,500,000	1,482,195
6.0%, 2/15/2026		3,000,000	3,952,500
US Treasury Inflation-Indexed Note, 1.375%, 7/15/2018 (b)		1,713,268	1,699,347
US Treasury Notes:
2.75%, 10/31/2013 (b)		5,000,000	5,273,440
2.75%, 2/15/2019 (b)		1,750,000	1,759,573

3.75%, 11/15/2018 (b)		1,000,000	1,090,080

			15,626,924

Total Government & Agency Obligations (Cost $26,798,701)			26,650,523
Municipal Bonds and Notes 4.8%
Alameda, CA, Corridor Transportation Authority Revenue, Series C, 6.6%, 10/1/2029 (e)		525,000	473,146
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035		465,000	458,290
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	588,079
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		670,000	677,939
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037 (e)		325,000	229,430
McLennan County, TX, Junior College, 5.0%, 8/15/2032 (e)		340,000	336,284
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013 (e)		860,000	945,785
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	916,738
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.06%, 5/15/2035 (e)		515,000	469,088
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (e)		1,295,000	1,293,316
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	282,042

Total Municipal Bonds and Notes (Cost $6,853,421)			6,670,137
Loan Participations and Assignments 0.1%
Sovereign Loans
Gazprombank, 7.25%, 2/22/2010	RUB	2,000,000	51,276
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	72,500

Total Loan Participations and Assignments (Cost $177,737)			123,776
Preferred Securities 0.4%
Financials
Royal Bank of Scotland Group PLC:
144A, 6.99%, 10/5/2017 (f)		800,000	352,000
Series U, 7.64%, 9/29/2017 (f)		1,000,000	225,000

Total Preferred Securities (Cost $1,721,424)			577,000
		Shares	Value ($)

Preferred Stock 0.0%
Financials
Ford Motor Credit Co., LLC, 7.375% (Cost $24,692)		1,180	11,505
Securities Lending Collateral 10.9%
Daily Assets Fund Institutional, 0.78% (g) (h) (Cost $15,336,714)		15,336,714	15,336,714
Cash Equivalents 8.2%
Cash Management QP Trust, 0.53% (g) (Cost $11,461,879)		11,461,879	11,461,879
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $173,242,293) †		114.7	160,942,358
Other Assets and Liabilities, Net		(14.7)	(20,579,956)

Net Assets		100.0	140,362,402

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Maturity	Acquisition
Security	Coupon	Date	Principal Amount	Cost ($)	Value ($)
Pliant Corp.	11.85%	6/15/2009	7	USD	8	3
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2009.

***	Annualized yield at time of purchase; not a coupon rate.

†

The cost for federal income tax purposes was $173,265,144. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $12,322,786. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,190,310 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,513,096.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $14,914,302 which is 10.6% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	At March 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Assured Guaranty Corp.	0.6
Financial Guaranty Insurance Co.	1.3
National Public Finance Guarantee Corp.	0.3
Radian	0.1
(f)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At March 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	6/19/2009	61	7,531,194	7,568,766	37,572
British Pound Currency	6/15/2009	31	2,750,771	2,779,925	29,154
Canadian Dollar Currency	6/16/2009	18	1,431,166	1,429,380	(1,786)
Euro Currency	6/15/2009	12	1,920,714	1,992,450	71,736
Total net unrealized appreciation	136,676

As of March 31, 2009, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	224,474	MXN	3,500,000	5/15/2009	20,504
USD	97,047	TRY	166,435	5/15/2009	1,888
MXN	3,500,000	USD	245,562	5/15/2009	584
USD	330,169	BRL	800,000	5/15/2009	10,869
Total unrealized appreciation					33,845

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

RUB	3,000,000	USD	80,952	5/15/2009	(6,115)
TRY	166,435	USD	96,439	5/15/2009	(2,495)
BRL	800,000	USD	323,311	5/15/2009	(17,728)
Total unrealized depreciation					(26,338)

Currency Abbreviations
BRL	Brazilian Real		RUB	Russian Ruble
EGP	Egyptian Pound		TRY	Turkish Lira
MXN	Mexican Peso		USD	United States Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 15,348,219	$ 136,676
Level 2	145,505,000	7,507
Level 3	89,139	-
Total	$ 160,942,358	$ 144,183

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value at March 31, 2009:

Investments in Securities
Balance as of December 31, 2008	$ 349,637
Total realized gain (loss)	(377,176)
Change in unrealized appreciation (depreciation)	373,842
Amortization premium/discount	(42)
Net purchases (sales)	(257,122)
Net transfers in (out) of Level 3	-
Balance as of March 31, 2009	$ 89,139
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2009	$ 33,212

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ 37,572	$ -
Foreign Exchange Contracts	$ 99,104	$ 7,507
Credit Contracts	$ -	$ -
Equity Contracts	$ -	$ -
Commodity Contracts	$ -	$ -
Other Contracts	$ -	$ -

Futures. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The Fund may sell interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration. The Fund may also invest in currency futures for non-hedging purposes to seek to enhance potential gains. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. The Fund may also use forward foreign currency exchange contracts for non-hedging purposes to seek to enhance potential gains. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 7.0%
Hotels Restaurants & Leisure 3.4%
Darden Restaurants, Inc. (a)	181,100	6,204,486
Marriott International, Inc. "A"	267,300	4,373,028
McDonald's Corp.	142,400	7,770,768

		18,348,282
Multiline Retail 1.8%
Kohl's Corp.* (a)	233,100	9,864,792
Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc. "B" (a)	203,100	9,523,359
Consumer Staples 10.4%
Beverages 3.3%
PepsiCo, Inc.	341,825	17,597,151
Food & Staples Retailing 3.6%
Sysco Corp.	301,400	6,871,920
Wal-Mart Stores, Inc. (a)	241,600	12,587,360

		19,459,280
Household Products 3.5%
Colgate-Palmolive Co.	136,240	8,035,435
Energizer Holdings, Inc.* (a)	146,100	7,259,709
Procter & Gamble Co. (a)	71,170	3,351,396

		18,646,540
Energy 8.4%
Energy Equipment & Services 3.3%
Cameron International Corp.*	284,300	6,234,699
Schlumberger Ltd. (a)	123,700	5,024,694
Transocean Ltd.* (a)	110,827	6,521,061

		17,780,454
Oil, Gas & Consumable Fuels 5.1%
EOG Resources, Inc.	117,125	6,413,765
ExxonMobil Corp.	175,600	11,958,360
Occidental Petroleum Corp.	158,100	8,798,265

		27,170,390
Financials 3.0%
Capital Markets 2.1%
Charles Schwab Corp. (a)	233,900	3,625,450
T. Rowe Price Group, Inc. (a)	264,100	7,621,926

		11,247,376
Diversified Financial Services 0.9%
CME Group, Inc.	19,537	4,813,721

Health Care 17.7%
Biotechnology 4.7%
Celgene Corp.* (a)	252,500	11,211,000
Gilead Sciences, Inc.* (a)	297,020	13,757,966

		24,968,966
Health Care Equipment & Supplies 5.2%
Baxter International, Inc.	63,800	3,267,836
Edwards Lifesciences Corp.*	168,600	10,222,218
Medtronic, Inc.	190,100	5,602,247
St. Jude Medical, Inc.* (a)	239,300	8,693,769

		27,786,070
Health Care Providers & Services 3.3%
Express Scripts, Inc.*	249,700	11,528,649
Laboratory Corp. of America Holdings* (a)	103,000	6,024,470

		17,553,119
Pharmaceuticals 4.5%
Abbott Laboratories	238,900	11,395,530
Allergan, Inc. (a)	80,200	3,830,352
Johnson & Johnson (a)	174,766	9,192,692

		24,418,574
Industrials 10.7%
Aerospace & Defense 4.1%
Lockheed Martin Corp.	80,200	5,536,206
Rockwell Collins, Inc.	246,800	8,055,552
United Technologies Corp.	195,900	8,419,782

		22,011,540
Commercial Services & Supplies 1.3%
Stericycle, Inc.* (a)	150,500	7,183,365
Electrical Equipment 2.7%
AMETEK, Inc. (a)	464,300	14,518,661
Machinery 0.9%
Parker Hannifin Corp. (a)	146,000	4,961,080
Road & Rail 1.7%
Burlington Northern Santa Fe Corp.	51,300	3,085,695
Norfolk Southern Corp. (a)	169,500	5,720,625

		8,806,320
Information Technology 28.2%
Communications Equipment 8.4%
Cisco Systems, Inc.* (a)	967,520	16,225,310
QUALCOMM, Inc. (a)	499,500	19,435,545
Research In Motion Ltd.* (a)	216,100	9,307,427

		44,968,282
Computers & Peripherals 6.2%
Apple, Inc.* (a)	164,835	17,327,455
EMC Corp.* (a)	780,815	8,901,291
International Business Machines Corp. (a)	73,600	7,131,104

		33,359,850
Internet Software & Services 0.5%
Google, Inc. "A"*	7,225	2,514,734
IT Services 1.6%
Accenture Ltd. "A" (a)	317,400	8,725,326
Semiconductors & Semiconductor Equipment 5.0%
Broadcom Corp. "A"* (a)	578,100	11,550,438

Intel Corp. (a)	746,790	11,239,189
NVIDIA Corp.* (a)	389,800	3,843,428

		26,633,055
Software 6.5%
Adobe Systems, Inc.* (a)	262,775	5,620,757
Microsoft Corp. (a)	779,580	14,320,885
Oracle Corp.*	823,200	14,875,224

		34,816,866
Materials 9.6%
Chemicals 7.8%
Celanese Corp. "A"	205,300	2,744,861
Ecolab, Inc. (a)	287,800	9,995,294
Monsanto Co. (a)	220,700	18,340,170
Praxair, Inc. (a)	157,800	10,618,362

		41,698,687
Metals & Mining 1.8%
Barrick Gold Corp. (a)	309,700	10,024,474
Telecommunication Services 2.6%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	214,300	5,400,360
Wireless Telecommunication Services 1.6%
American Tower Corp. "A"* (a)	290,100	8,827,743
Utilities 1.1%
Electric Utilities
Allegheny Energy, Inc.	78,400	1,816,528
Edison International	146,300	4,214,903

		6,031,431

Total Common Stocks (Cost $503,408,400)		529,659,848
Securities Lending Collateral 40.9%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $219,393,260)	219,393,260	219,393,260
Cash Equivalents 1.4%
Cash Management QP Trust, 0.53% (b) (Cost $7,251,154)	7,251,154	7,251,154
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $730,052,814) †	141.0	756,304,262
Other Assets and Liabilities, Net (a)	(41.0)	(219,915,034)

Net Assets	100.0	536,389,228

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $733,469,820. At March 31, 2009, net unrealized appreciation for all securities based on tax cost was $22,834,442. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $70,213,347 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $47,378,905.

(a)

All or a portion of these securities were on loan amounting to $213,035,765. In addition, included in other assets and liabilities, net is a pending sale, amounting to $3,723,536, that is also on loan. The value of all securities loaned at March 31, 2009 amounted to $216,759,301 which is 40.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 739,028,634
Level 2	17,275,628
Level 3	-
Total	$ 756,304,262

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Global Opportunities VIP

	Shares	Value ($)

Common Stocks 97.4%
Australia 1.1%
Austal Ltd.	491,771	595,120
Crown Ltd.	115,833	508,948

(Cost $1,456,820)		1,104,068
Belgium 0.3%
Hansen Transmissions International NV* (Cost $814,162)	229,570	325,514
Bermuda 0.6%
Lazard Ltd. "A" (Cost $528,945)	21,900	643,860
Brazil 0.6%
Diagnosticos da America SA* (Cost $1,373,093)	60,400	645,725
Canada 1.6%
CAE, Inc.	147,081	890,092
OPTI Canada, Inc.*	141,600	111,187
SunOpta, Inc.*	336,500	582,145

(Cost $5,673,964)		1,583,424
China 1.9%
Minth Group Ltd.	1,782,200	873,354
Soho China Ltd.	1,557,000	626,944
VanceInfo Technologies, Inc. (ADR)*	97,800	489,000

(Cost $2,127,567)		1,989,298
Cyprus 0.7%
Prosafe Production Public Ltd.* (a)	198,423	311,829
Prosafe SE* (a)	122,703	442,033

(Cost $1,665,632)		753,862
France 3.3%
Bureau Veritas SA	11,969	452,539
Financiere Marc de Lacharriere SA	17,494	594,386
Flamel Technologies SA (ADR)* (b)	191,800	1,150,800
JC Decaux SA (b)	49,385	559,473
Meetic*	29,082	593,898

(Cost $6,115,047)		3,351,096
Germany 9.6%
Fresenius Medical Care AG & Co. KGaA	103,807	4,036,332
M.A.X. Automation AG	280,755	645,798
QSC AG*	191,412	231,568
Rational AG (b)	8,584	684,615
SGL Carbon SE* (b)	24,700	590,077
Software AG	10,312	736,189
Stada Arzneimittel AG	50,034	819,633
United Internet AG (Registered) (b)	190,543	1,590,924

Wincor Nixdorf AG	10,234	464,470

(Cost $8,119,880)		9,799,606
Greece 1.0%
Coca-Cola Hellenic Bottling Co. SA	36,500	520,661
Hellenic Exchanges SA	71,300	514,610

(Cost $1,380,589)		1,035,271
Hong Kong 4.9%
K Wah International Holdings Ltd.	2,372,000	318,228
Kingboard Chemical Holdings Ltd.	799,640	1,667,832
Midland Holdings Ltd.	1,416,357	469,810
REXLot Holdings Ltd.* (c)	16,150,000	511,296
Wing Hang Bank Ltd.	196,700	935,198
Xinyi Glass Holdings Co., Ltd. (c)	2,366,000	1,047,388

(Cost $4,748,196)		4,949,752
Ireland 4.5%
Anglo Irish Bank Corp. PLC	225,606	65,044
C&C Group PLC	391,598	676,373
FBD Holdings PLC	23,700	189,157
ICON PLC (ADR)	66,600	1,075,590
Kingspan Group PLC	76,529	279,794
Norkom Group PLC*	297,432	241,134
Paddy Power PLC	47,956	772,533
Ryanair Holdings PLC*	319,528	1,229,626

(Cost $7,257,800)		4,529,251
Japan 7.0%
AEON Credit Service Co., Ltd.	51,300	465,999
AEON Mall Co., Ltd.	111,000	1,419,792
Daiseki Co., Ltd. (b)	19,200	326,664
Internet Initiative Japan, Inc.	278	296,045
Nidec Corp.	18,200	825,518
Nitori Co., Ltd.	10,000	558,587
Shinko Plantech Co., Ltd.	165,600	1,036,707
So-net M3, Inc.	193	519,392
Square Enix Holdings Co., Ltd.	55,400	1,053,032
Sumitomo Realty & Development Co., Ltd.	54,000	602,907

(Cost $6,729,464)		7,104,643
Netherlands 4.2%
Arcadis NV	53,422	644,523
Chicago Bridge & Iron Co. NV (NY Registered Shares)	55,400	347,358
Koninklijke Vopak NV	12,876	515,291
QIAGEN NV* (b)	96,400	1,544,791
SBM Offshore NV	90,045	1,197,419

(Cost $5,097,970)		4,249,382
Singapore 0.5%
Venture Corp., Ltd. (Cost $531,975)	158,000	523,866
Spain 1.1%
Grifols SA	35,959	518,689
Tecnicas Reunidas SA	19,804	627,806

(Cost $1,718,762)		1,146,495
Switzerland 1.0%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	13,324	257,558

Partners Group Holding AG	12,300	739,125

(Cost $1,318,924)		996,683
Taiwan 1.0%
Siliconware Precision Industries Co. (Cost $575,251)	921,743	978,749
United Arab Emirates 0.3%
Lamprell PLC (Cost $940,971)	295,333	277,214
United Kingdom 7.9%
Aegis Group PLC	341,674	404,682
ARM Holdings PLC	435,141	639,322
Ashmore Group PLC	394,044	860,910
Babcock International Group PLC	169,181	1,042,379
Balfour Beatty PLC	97,087	456,130
John Wood Group PLC	148,987	479,718
Kofax PLC	232,285	383,299
Michael Page International PLC	296,457	779,157
Rotork PLC	30,658	374,711
Serco Group PLC	329,162	1,727,076
The Weir Group PLC	33,112	196,120
Xchanging PLC (b)	229,632	668,368

(Cost $11,570,775)		8,011,872
United States 44.3%
Advance Auto Parts, Inc.	33,850	1,390,558
Aecom Technology Corp.*	70,668	1,843,021
Aeropostale, Inc.*	33,700	895,072
Airgas, Inc.	14,500	490,245
Allegheny Energy, Inc. (b)	136,500	3,162,705
Alpha Natural Resources, Inc.*	41,000	727,750
American Eagle Outfitters, Inc.	61,400	751,536
AMERIGROUP Corp.* (b)	63,100	1,737,774
ANSYS, Inc.*	11,200	281,120
BE Aerospace, Inc.*	58,600	508,062
BioMarin Pharmaceutical, Inc.* (b)	26,500	327,275
BPZ Resources, Inc.* (b) (d)	107,000	395,900
Burger King Holdings, Inc.	29,400	674,730
Cameron International Corp.*	12,500	274,125
Capella Education Co.*	9,900	524,700
Carter's, Inc.*	53,000	996,930
Chattem, Inc.* (b)	12,500	700,625
Cogent, Inc.* (b)	81,600	971,040
Deckers Outdoor Corp.*	9,200	487,968
Diamond Foods, Inc.	49,100	1,371,363
Dresser-Rand Group, Inc.*	72,200	1,595,620
EMS Technologies, Inc.*	42,500	742,050
EXCO Resources, Inc.*	72,200	722,000
FTI Consulting, Inc.* (b)	48,350	2,392,358
Green Mountain Coffee Roasters, Inc.* (b)	25,300	1,214,400
Itron, Inc.* (b)	37,500	1,775,625
Jefferies Group, Inc. (b)	44,400	612,720
Joy Global, Inc.	60,775	1,294,508
Lam Research Corp.*	23,100	525,987
Life Technologies Corp.*	41,500	1,347,920
ManTech International Corp. "A"*	12,700	532,130

Martin Marietta Materials, Inc. (b)	6,200	491,660
Metabolix, Inc.* (b)	38,800	264,616
Mueller Water Products, Inc. "A"	59,300	195,690
Mylan, Inc.* (b)	101,200	1,357,092
NxStage Medical, Inc.* (b)	160,300	413,574
Owens & Minor, Inc.	44,100	1,461,033
Owens-Illinois, Inc.*	41,300	596,372
Schawk, Inc.	71,600	432,464
Somanetics Corp.*	69,300	1,051,974
Stericycle, Inc.*	18,000	859,140
Thoratec Corp.*	85,100	2,186,219
THQ, Inc.*	110,600	336,224
Ultra Petroleum Corp.* (b)	71,100	2,551,779
Urban Outfitters, Inc.*	39,800	651,526
Waddell & Reed Financial, Inc. "A"	46,400	838,448

(Cost $44,179,120)		44,955,628

Total Common Stocks (Cost $113,924,907)		98,955,259
Securities Lending Collateral 20.9%
Daily Assets Fund Institutional, 0.78% (e) (f) (Cost $21,208,512)	21,208,512	21,208,512
Cash Equivalents 4.2%
Cash Management QP Trust, 0.53% (e) (Cost $4,263,435)	4,263,435	4,263,435
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $139,396,854) †	122.5	124,427,206
Other Assets and Liabilities, Net (b)	(22.5)	(22,867,172)

Net Assets	100.0	101,560,034

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $141,723,934. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $17,296,728. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,391,768 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,688,496.

(a)	Security is listed in country of domicile. Significant business activities of company are in Norway.
(b)

All or a portion of these securities were on loan amounting to $20,267,545. In addition, included in other assets and liabilities, net is a pending sale, amounting to $342,030, that is also on loan. The value of all securities loaned at March 31, 2009 amounted to $20,609,575 which is 20.3% of net assets.

(c)	Security is listed in country of domicile. Significant business activities of company are in China.
(d)	Security is listed in country of domicile. Significant business activities of company are in Peru and Ecuador.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
At March 31,2009, DWS Global Opportunities VIP had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks
Health Care	20,458,429	20.6%
Industrials	18,568,501	18.8%

Information Technology	16,690,533	16.9%
Consumer Discretionary	12,551,454	12.7%
Energy	10,751,087	10.9%
Financials	9,897,138	10.0%
Consumer Staples	5,065,567	5.1%
Utilities	3,162,705	3.2%
Materials	1,578,277	1.6%
Telecommunication Services	231,568	0.2%
Total	98,955,259	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 72,083,171
Level 2	52,344,035
Level 3	-
Total	$ 124,427,206

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Growth & Income VIP

	Shares	Value ($)

Common Stocks 96.4%
Consumer Discretionary 9.5%
Auto Components 0.1%
Autoliv, Inc.	2,600	48,282
Hotels Restaurants & Leisure 1.9%
Carnival Corp. (Units)	3,700	79,920
McDonald's Corp.	20,100	1,096,857
Yum! Brands, Inc.	13,200	362,736

		1,539,513
Household Durables 0.6%
Centex Corp.	6,200	46,500
Garmin Ltd.	5,800	123,018
Harman International Industries, Inc.	4,100	55,473
Leggett & Platt, Inc.	15,500	201,345
Ryland Group, Inc.	2,300	38,318

		464,654
Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	5,700	418,608
Media 3.6%
Comcast Corp. "A"	90,200	1,230,328
Comcast Corp., Special "A"	21,700	279,279
DISH Network Corp. "A"*	17,300	192,203
Liberty Media Corp. - Entertainment "A"*	7,000	139,650
The DIRECTV Group, Inc.*	25,500	581,145
Time Warner Cable, Inc.	5,346	132,581
Time Warner, Inc.	21,300	411,090

		2,966,276
Multiline Retail 0.4%
Macy's, Inc.	41,300	367,570
Specialty Retail 2.3%
AutoZone, Inc.*	400	65,048
Children's Place Retail Stores, Inc.*	2,700	59,103
Gymboree Corp.*	1,400	29,890
RadioShack Corp.	26,500	227,105
Rent-A-Center, Inc.*	5,800	112,346
Ross Stores, Inc.	2,800	100,464
The Gap, Inc.	29,500	383,205
TJX Companies, Inc.	34,500	884,580
Tractor Supply Co.*	1,900	68,514

		1,930,255
Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc.	14,300	60,346
Quiksilver, Inc.*	15,800	20,224
Wolverine World Wide, Inc.	2,800	43,624

		124,194

Consumer Staples 11.7%
Beverages 0.9%
PepsiCo, Inc.	14,600	751,608
Food & Staples Retailing 3.8%
Kroger Co.	48,500	1,029,170
Pantry, Inc.*	1,400	24,654
Sysco Corp.	7,500	171,000
Wal-Mart Stores, Inc. (a)	37,400	1,948,540

		3,173,364
Food Products 2.1%
Archer-Daniels-Midland Co.	31,600	877,848
Bunge Ltd. (a)	11,000	623,150
Chiquita Brands International, Inc.*	6,100	40,443
Darling International, Inc.*	9,000	33,390
Fresh Del Monte Produce, Inc.*	8,800	144,496

		1,719,327
Household Products 2.3%
Church & Dwight Co., Inc.	1,700	88,791
Colgate-Palmolive Co.	23,900	1,409,622
Procter & Gamble Co.	8,900	419,101

		1,917,514
Personal Products 0.2%
Herbalife Ltd.	9,000	134,820
Tobacco 2.4%
Altria Group, Inc.	49,620	794,912
Lorillard, Inc.	4,800	296,352
Philip Morris International, Inc.	24,300	864,594

		1,955,858
Energy 10.9%
Oil, Gas & Consumable Fuels
Alpha Natural Resources, Inc.*	10,500	186,375
Apache Corp.	20,300	1,301,027
Arch Coal, Inc.	9,200	123,004
Chevron Corp.	19,100	1,284,284
Cimarex Energy Co.	15,300	281,214
ConocoPhillips	29,300	1,147,388
Encore Acquisition Co.*	17,900	416,533
ExxonMobil Corp.	12,339	840,286
Frontline Ltd. (a)	19,000	330,410
Hess Corp.	2,400	130,080
Mariner Energy, Inc.*	20,000	155,000
Massey Energy Co.	3,200	32,384
McMoRan Exploration Co.*	28,700	134,890
Occidental Petroleum Corp.	29,500	1,641,675
Sunoco, Inc.	2,000	52,960
Valero Energy Corp.	30,200	540,580
W&T Offshore, Inc. (a)	12,600	77,490
Walter Industries, Inc.	14,800	338,476

		9,014,056
Financials 11.2%
Capital Markets 2.1%
Bank of New York Mellon Corp. (a)	55,000	1,553,750

State Street Corp.	6,900	212,382

		1,766,132
Commercial Banks 1.0%
Marshall & Ilsley Corp.	37,600	211,688
SunTrust Banks, Inc.	45,300	531,822
Zions Bancorp.	9,900	97,317

		840,827
Consumer Finance 0.1%
Capital One Financial Corp.	6,000	73,440
Cash America International, Inc.	2,300	36,018

		109,458
Diversified Financial Services 3.7%
Bank of America Corp.	142,600	972,532
Citigroup, Inc. (a)	86,400	218,592
JPMorgan Chase & Co.	67,600	1,796,808
PHH Corp.*	1,800	25,290

		3,013,222
Insurance 3.8%
ACE Ltd.	31,600	1,276,640
Aflac, Inc.	2,700	52,272
Allied World Assurance Co. Holdings Ltd.	2,200	83,666
Aon Corp.	600	24,492
Arch Capital Group Ltd.*	2,400	129,264
Assurant, Inc.	3,600	78,408
Berkshire Hathaway, Inc. "B"*	300	846,000
Everest Re Group Ltd.	1,500	106,200
Hartford Financial Services Group, Inc.	4,900	38,465
The Travelers Companies, Inc.	6,600	268,224
W.R. Berkley Corp.	3,400	76,670
XL Capital Ltd. "A" (a)	27,800	151,788

		3,132,089
Real Estate Investment Trusts 0.4%
Essex Property Trust, Inc. (REIT) (a)	1,900	108,946
Rayonier, Inc. (REIT) (a)	6,000	181,320
Simon Property Group, Inc. (REIT)	37	1,282

		291,548
Real Estate Management & Development 0.1%
The St. Joe Co.*	2,400	40,176
Health Care 15.5%
Biotechnology 2.4%
Amgen, Inc.*	2,200	108,944
Gilead Sciences, Inc.*	30,700	1,422,024
Isis Pharmaceuticals, Inc.*	2,000	30,020
Myriad Genetics, Inc.*	3,800	172,786
OSI Pharmaceuticals, Inc.*	4,600	175,996
PDL BioPharma, Inc.	7,500	53,100

		1,962,870
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	21,500	1,101,230
Becton, Dickinson & Co.	13,900	934,636
Varian Medical Systems, Inc.*	1,300	39,572

		2,075,438
Health Care Providers & Services 4.7%
Aetna, Inc.	50,600	1,231,098

AmerisourceBergen Corp.	2,600	84,916
Emergency Medical Services Corp. "A"*	1,000	31,390
Express Scripts, Inc.*	24,000	1,108,080
Humana, Inc.*	13,100	341,648
Kindred Healthcare, Inc.*	5,400	80,730
Magellan Health Services, Inc.*	800	29,152
McKesson Corp.	14,600	511,584
Medco Health Solutions, Inc.*	10,000	413,400
Universal Health Services, Inc. "B"	1,600	61,344

		3,893,342
Life Sciences Tools & Services 0.1%
ICON PLC (ADR)	1,700	27,455
Pharmaceutical Product Development, Inc.	3,100	73,532

		100,987
Pharmaceuticals 5.8%
Abbott Laboratories	17,100	815,670
Eli Lilly & Co.	39,300	1,313,013
Johnson & Johnson	11,500	604,900
Merck & Co., Inc.	23,200	620,600
Pfizer, Inc.	72,500	987,450
Teva Pharmaceutical Industries Ltd. (ADR)	3,400	153,170
Watson Pharmaceuticals, Inc.*	9,300	289,323

		4,784,126
Industrials 11.7%
Aerospace & Defense 4.6%
General Dynamics Corp.	14,700	611,373
Goodrich Corp.	15,800	598,662
Honeywell International, Inc.	35,620	992,373
L-3 Communications Holdings, Inc.	6,400	433,920
Lockheed Martin Corp.	2,500	172,575
Northrop Grumman Corp.	21,400	933,896
Spirit AeroSystems Holdings, Inc. "A"*	3,700	36,889

		3,779,688
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"	1,000	49,220
Commercial Services & Supplies 0.3%
The Brink's Co.	10,200	269,892
Construction & Engineering 1.3%
EMCOR Group, Inc.*	16,100	276,437
Fluor Corp.	11,200	386,960
Foster Wheeler AG*	15,100	263,797
Perini Corp.*	9,300	114,390

		1,041,584
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,300	29,302
GrafTech International Ltd.*	59,700	367,752

		397,054
Machinery 3.1%
AGCO Corp.*	23,000	450,800
CNH Global NV	3,500	36,330
Cummins, Inc.	18,100	460,645
Dover Corp.	2,200	58,036
Flowserve Corp.	6,400	359,168

Gardner Denver, Inc.*	1,500	32,610
Joy Global, Inc.	9,600	204,480
Parker Hannifin Corp.	24,000	815,520
Terex Corp.*	8,000	74,000
Trinity Industries, Inc.	5,400	49,356

		2,540,945
Marine 0.0%
TBS International Ltd. "A"*	2,500	18,375
Professional Services 0.3%
Manpower, Inc.	9,100	286,923
Road & Rail 1.5%
Burlington Northern Santa Fe Corp.	2,600	156,390
Norfolk Southern Corp.	14,700	496,125
Ryder System, Inc.	22,100	625,651

		1,278,166
Information Technology 17.1%
Communications Equipment 1.2%
ADC Telecommunications, Inc.*	6,600	28,974
Cisco Systems, Inc.*	25,900	434,343
QUALCOMM, Inc.	13,700	533,067

		996,384
Computers & Peripherals 7.0%
Apple, Inc.*	3,300	346,896
Hewlett-Packard Co.	36,300	1,163,778
International Business Machines Corp. (a)	21,100	2,044,379
Lexmark International, Inc. "A"*	27,200	458,864
QLogic Corp.*	37,500	417,000
Seagate Technology	23,400	140,634
Western Digital Corp.*	60,100	1,162,334

		5,733,885
Electronic Equipment, Instruments & Components 0.5%
Avnet, Inc.*	2,600	45,526
Dolby Laboratories, Inc. "A"*	3,100	105,741
Flextronics International Ltd.*	15,900	45,951
Jabil Circuit, Inc.	37,900	210,724
Molex, Inc. "A"	1,489	18,821

		426,763
Internet Software & Services 1.8%
eBay, Inc.*	16,170	203,095
Google, Inc. "A"* (a)	3,420	1,190,365
VeriSign, Inc.*	3,900	73,593
Yahoo!, Inc.*	4,100	52,521

		1,519,574
IT Services 3.1%
Accenture Ltd. "A"	28,100	772,469
Automatic Data Processing, Inc.	25,700	903,612
Computer Sciences Corp.*	18,700	688,908
MasterCard, Inc. "A"	800	133,984
SAIC, Inc.*	1,200	22,404

		2,521,377
Semiconductors & Semiconductor Equipment 0.3%
Altera Corp.	13,700	240,435

Software 3.2%
BMC Software, Inc.*	4,400	145,200
Microsoft Corp.	120,375	2,211,289
Symantec Corp.*	14,030	209,608
VMware, Inc. "A"*	4,900	115,738

		2,681,835
Materials 3.0%
Chemicals 2.9%
Ashland, Inc.	14,300	147,719
CF Industries Holdings, Inc.	13,800	981,594
Terra Industries, Inc.	41,700	1,171,353
The Mosaic Co.	2,500	104,950

		2,405,616
Metals & Mining 0.1%
Cliffs Natural Resources, Inc.	3,700	67,192
Telecommunication Services 3.4%
Diversified Telecommunication Services 3.3%
AT&T, Inc.	40,580	1,022,616
Embarq Corp.	5,300	200,605
Verizon Communications, Inc.	50,100	1,513,020

		2,736,241
Wireless Telecommunication Services 0.1%
United States Cellular Corp.*	600	20,004
Utilities 2.4%
Electric Utilities 1.0%
Duke Energy Corp.	4,900	70,168
Edison International	15,500	446,555
Exelon Corp.	1,700	77,163
NV Energy, Inc.	2,800	26,292
Pepco Holdings, Inc.	5,000	62,400
Southern Co.	3,800	116,356

		798,934
Gas Utilities 0.2%
Atmos Energy Corp.	1,600	36,992
ONEOK, Inc.	6,400	144,832
UGI Corp.	1,300	30,693

		212,517
Independent Power Producers & Energy Traders 0.4%
AES Corp.*	44,800	260,288
Mirant Corp.*	6,100	69,540

		329,828
Multi-Utilities 0.8%
Dominion Resources, Inc.	7,400	229,326
Integrys Energy Group, Inc.	1,300	33,852
NiSource, Inc.	23,100	226,380
Sempra Energy	2,600	120,224
TECO Energy, Inc.	2,000	22,300

		632,082

Total Common Stocks (Cost $104,375,511)		79,520,628

				Principal Amount ($)	Value ($)

Government & Agency Obligation 0.8%
US Treasury Obligation
US Treasury Bill, 0.13% **, 6/11/2009 (b) (Cost $685,824)				686,000	685,754
				Shares	Value ($)

Securities Lending Collateral 9.4%
Daily Assets Fund Institutional, 0.78% (c) (d) (Cost $7,736,700)				7,736,700	7,736,700
Cash Equivalents 2.6%
Cash Management QP Trust, 0.53% (c) (Cost $2,143,440)				2,143,440	2,143,440
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $114,941,475) †				109.2	90,086,522
Other Assets and Liabilities, Net				(9.2)	(7,601,035)

Net Assets				100.0	82,485,487

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $117,856,479. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $27,769,957. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,291,825 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $30,061,782.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $7,804,120 which is 9.5% of net assets.
(b)	At March 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P E-Mini 500 Index	6/19/2009	70	2,862,702	2,781,800	(80,902)

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 87,257,328	$ (80,902)
Level 2	2,829,194	-
Level 3	-	-
Total	$ 90,086,522	$ (80,902)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$ -
Foreign Exchange Contracts	$ -
Credit Contracts	$ -
Equity Contracts	$ (80,902)
Commodity Contracts	$ -
Other Contracts	$ -

Futures. The Fund is subject to equity risk. The Fund may use futures contracts in circumstances where the portfolio management team believes they offer economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Health Care VIP

	Shares	Value ($)

Common Stocks 96.1%
Health Care 96.1%
Biotechnology 23.2%
Acorda Therapeutics, Inc.*	8,000	158,480
Alexion Pharmaceuticals, Inc.* (a)	23,500	885,010
Allos Therapeutics, Inc.*	31,100	192,198
Amgen, Inc.* (a)	34,550	1,710,916
Biogen Idec, Inc.*	23,520	1,232,918
BioMarin Pharmaceutical, Inc.* (a)	37,100	458,185
Celera Corp.*	30,900	235,767
Celgene Corp.*	30,260	1,343,544
Cepheid, Inc.*	17,400	120,060
Gen-Probe, Inc.*	9,600	437,568
Genmab A/S*	3,800	144,127
Genzyme Corp.* (a)	31,900	1,894,541
Gilead Sciences, Inc.* (a)	46,600	2,158,512
Human Genome Sciences, Inc.*	48,200	40,006
Incyte Corp.* (a)	41,500	97,110
Myriad Genetics, Inc.*	6,200	281,914
OSI Pharmaceuticals, Inc.*	4,500	172,170
Regeneron Pharmaceuticals, Inc.*	16,500	228,690
Rigel Pharmaceuticals, Inc.* (a)	11,300	69,382
United Therapeutics Corp.*	4,900	323,841
Vertex Pharmaceuticals, Inc.*	6,300	180,999

		12,365,938
Health Care Services 16.9%
Aetna, Inc.	32,000	778,560
Allscripts-Misys Healthcare Solutions, Inc. (a)	40,500	416,745
Cardinal Health, Inc.	16,100	506,828
Cerner Corp.* (a)	14,500	637,565
Covance, Inc.*	8,300	295,729
CVS Caremark Corp.	29,531	811,808
Express Scripts, Inc.*	14,400	664,848
Fresenius Medical Care AG & Co. KGaA	21,997	855,310
Laboratory Corp. of America Holdings*	14,900	871,501
McKesson Corp.	14,100	494,064
Medco Health Solutions, Inc.*	22,268	920,559
Quest Diagnostics, Inc.	22,100	1,049,308
UnitedHealth Group, Inc.	35,100	734,643

		9,037,468
Life Sciences Tools & Services 7.5%
Charles River Laboratories International, Inc.*	10,900	296,589
Illumina, Inc.* (a)	17,400	647,976
Life Technologies Corp.* (a)	29,229	949,358
Mettler-Toledo International, Inc.*	7,800	400,374
Pharmaceutical Product Development, Inc.	13,800	327,336

Thermo Fisher Scientific, Inc.*	39,100	1,394,697

		4,016,330
Medical Supply & Specialty 19.3%
Alcon, Inc.	7,600	690,916
Baxter International, Inc.	31,100	1,592,942
Beckman Coulter, Inc.	6,300	321,363
Becton, Dickinson & Co.	25,500	1,714,620
C.R. Bard, Inc.	14,600	1,163,912
Covidien Ltd.	39,500	1,312,980
Hologic, Inc.*	24,200	316,778
Masimo Corp.*	11,600	336,168
Medtronic, Inc.	32,200	948,934
ResMed, Inc.*	8,900	314,526
Stryker Corp.	20,500	697,820
Wright Medical Group, Inc.*	12,600	164,178
Zimmer Holdings, Inc.*	18,900	689,850

		10,264,987
Pharmaceuticals 29.2%
Abbott Laboratories (a)	28,900	1,378,530
Allergan, Inc.	18,600	888,336
Astellas Pharma, Inc.	19,600	603,649
Bristol-Myers Squibb Co. (a)	60,100	1,317,392
Cardiome Pharma Corp.*	22,000	64,460
Johnson & Johnson (a)	29,500	1,551,700
Merck & Co., Inc.	28,100	751,675
Merck KGaA* (a)	8,762	773,331
Mylan, Inc.* (a)	89,800	1,204,218
Novartis AG (Registered)	16,496	622,622
Perrigo Co.	11,600	288,028
Pfizer, Inc. (a)	59,740	813,659
Roche Holding AG (Genusschein)	13,397	1,839,334
Schering-Plough Corp.	58,100	1,368,255
Shire PLC (ADR)	16,400	589,416
Wyeth	31,200	1,342,848
XenoPort, Inc.*	9,500	183,920

		15,581,373

Total Common Stocks (Cost $49,157,753)		51,266,096
Securities Lending Collateral 25.4%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $13,541,457)	13,541,457	13,541,457
Cash Equivalents 3.8%
Cash Management QP Trust, 0.53% (b) (Cost $2,048,779)	2,048,779	2,048,779
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $64,747,989) †	125.3	66,856,332
Other Assets and Liabilities, Net	(25.3)	(13,501,990)

Net Assets	100.0	53,354,342

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*		Non-income producing security.

†

The cost for federal income tax purposes was $65,319,835. At March 31, 2009, net unrealized appreciation for all securities based on tax cost was $1,536,497. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,781,829 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,245,332.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $13,262,551 which is 24.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 59,969,180
Level 2	6,887,152
Level 3	-
Total	$ 66,856,332

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS International VIP

	Shares	Value ($)

Common Stocks 91.6%
Australia 2.5%
BHP Billiton Ltd. (Cost $5,574,438)	273,600	6,098,214
Austria 2.5%
Intercell AG* (Cost $5,834,523)	200,966	6,213,794
Brazil 1.5%
Petroleo Brasileiro SA (ADR) (a) (Cost $4,766,121)	118,900	3,622,883
Canada 1.1%
Potash Corp. of Saskatchewan, Inc. (Cost $3,398,368)	33,421	2,702,467
China 4.6%
China Life Insurance Co., Ltd. "H"	2,033,200	6,689,252
Industrial & Commercial Bank of China Ltd. "H"	8,865,000	4,588,466

(Cost $11,622,001)		11,277,718
Denmark 2.9%
Carlsberg AS "B" (a)	121,375	5,014,862
Novo Nordisk AS "B"	47,400	2,273,521

(Cost $15,634,327)		7,288,383
Finland 4.0%
Fortum Oyj	250,700	4,771,993
Nokia Oyj	438,600	5,134,790

(Cost $16,353,017)		9,906,783
France 6.5%
Alstom SA	50,310	2,604,623
AXA SA	261,982	3,181,045
BNP Paribas	76,102	3,136,664
Compagnie de Saint-Gobain	114,797	3,212,629
Total SA	77,311	3,834,306

(Cost $16,012,130)		15,969,267
Germany 13.8%
Allianz SE (Registered)	57,355	4,831,771
BASF SE	106,100	3,220,836
Bayer AG	80,192	3,841,707
Deutsche Telekom AG (Registered)	436,500	5,430,206
E.ON AG	127,204	3,540,763
Fresenius Medical Care AG & Co. KGaA	134,282	5,221,292
Linde AG	45,700	3,105,393
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	39,300	4,800,194

(Cost $39,440,499)		33,992,162
Hong Kong 2.2%
China Mobile Ltd. (Cost $6,936,217)	631,000	5,505,247

Ireland 2.0%
CRH PLC (Cost $5,074,997)	231,300	4,974,989
Italy 1.8%
Saipem SpA (Cost $6,314,390)	255,000	4,549,478
Japan 13.3%
Astellas Pharma, Inc.	87,900	2,707,184
Canon, Inc.	143,650	4,190,225
East Japan Railway Co.	47,739	2,483,767
Japan Tobacco, Inc.	1,112	2,969,736
Mitsubishi Corp.	247,900	3,298,402
Mitsui & Co., Ltd.	352,000	3,583,560
Nintendo Co., Ltd.	11,500	3,373,352
Nippon Telegraph & Telephone Corp.	56,769	2,156,160
Seven & I Holdings Co., Ltd.	127,000	2,803,995
Toyota Motor Corp.	163,200	5,234,279

(Cost $41,667,584)		32,800,660
Luxembourg 1.6%
ArcelorMittal (a) (Cost $6,851,038)	197,092	3,988,997
Netherlands 1.7%
Koninklijke (Royal) Philips Electronics NV (a) (Cost $4,826,692)	278,500	4,110,750
Norway 3.0%
DnB NOR ASA	662,600	2,999,261
StatoilHydro ASA	245,700	4,294,582

(Cost $8,931,515)		7,293,843
Russia 1.7%
Gazprom (ADR)	222,500	3,268,672
Gazprom OAO (ADR)	61,900	919,215

(Cost $9,840,069)		4,187,887
Spain 3.7%
Banco Santander SA	532,000	3,657,853
Telefonica SA	272,353	5,439,438

(Cost $8,741,660)		9,097,291
Sweden 1.2%
Hennes & Mauritz AB "B" (Cost $2,993,050)	77,200	2,897,737
Switzerland 10.2%
ABB Ltd. (Registered)*	325,861	4,546,567
Credit Suisse Group AG (Registered)	131,722	3,995,262
Lonza Group AG (Registered) (a)	30,009	2,966,763
Nestle SA (Registered)	159,632	5,403,461
Novartis AG (Registered)	89,305	3,370,710
Roche Holding AG (Genusschein)	16,539	2,270,714
Xstrata PLC	392,267	2,617,261

(Cost $23,181,299)		25,170,738
United Kingdom 9.8%
AMEC PLC	293,278	2,230,255
Babcock International Group PLC	176,684	1,088,608
BAE Systems PLC	429,980	2,063,107
BG Group PLC	426,044	6,457,631
HSBC Holdings PLC	643,060	3,640,368

Imperial Tobacco Group PLC					177,485	3,986,041
Vodafone Group PLC					2,658,402	4,644,236

(Cost $32,956,250)						24,110,246

Total Common Stocks (Cost $276,950,185)						225,759,534
Rights 0.7%
Ireland 0.5%
CRH PLC, Expiration Date 4/8/2009* (Cost $1,008,438)					48,314	1,052,716
United Kingdom 0.2%
HSBC Holdings PLC, Expiration Date 4/3/2009* (Cost $533,035)					267,941	542,082

Total Rights (Cost $1,541,473)						1,594,798
Exchange-Traded Fund 3.7%
Japan
iShares MSCI Japan Index Fund (Cost $13,354,175)					1,156,566	9,148,437
Securities Lending Collateral 5.8%
Daily Asset Fund Institutional, 0.78% (b) (c) (Cost $14,256,940)					14,256,940	14,256,940
Cash Equivalents 0.3%
Cash Management QP Trust, 0.53% (b) (Cost $813,518)					813,518	813,518
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $306,916,291) †					102.1	251,573,227
Other Assets and Liabilities, Net					(2.1)	(5,133,067)

Net Assets					100.0	246,440,160

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $309,960,186. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $58,386,959. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,138,576 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $71,525,535.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $13,981,745 which is 5.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
As of March 31, 2009, the Portfolio had entered into the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

JPY	2,277,300,000	USD	23,425,879	5/29/2009	398,977
JPY	1,159,470,900	USD	11,858,198	6/26/2009	127,925
Total unrealized appreciation					526,902

Currency Abbreviations
JPY	Japanese Yen	USD	United States Dollar

At March 31, 2009, DWS International VIP had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks and Rights
Financials	42,062,218	18.5%
Energy	29,177,022	12.8%
Health Care	28,865,685	12.7%
Materials	27,760,873	12.2%
Industrials	26,992,013	11.9%
Telecommunication Services	23,175,287	10.2%
Consumer Staples	20,178,095	8.9%
Information Technology	12,698,367	5.6%
Utilities	8,312,756	3.6%
Consumer Discretionary	8,132,016	3.6%
Total	227,354,332	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 32,244,740	$ -
Level 2	219,328,487	526,902
Level 3	-	-
Total	$ 251,573,227	$ 526,902

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Interest Rate Contracts	$ -
Foreign Exchange Contracts	$ 526,902
Credit Contracts	$ -
Equity Contracts	$ -
Commodity Contracts	$ -
Other Contracts	$ -

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 20, 2009